Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 148,061	$ 133,826
Short-term bank deposits		20,063
Restricted deposits	834	929
Accounts receivable:
Trade, net	81,443	64,678
Other	22,055	22,934
Inventories	64,603	67,995
Net investment in sales-type leases, net	5,687	5,134
Prepaid expenses	3,138	2,751
Deferred income taxes	9,834	4,968
Total current assets	335,655	323,278
Non-current assets
Property, plant and equipment, net	68,256	62,070
Other assets
Goodwill	822,463	822,475
Other intangible assets, net	484,798	510,372
Net investment in sales-type leases	9,206	7,872
Amounts funded in respect of employees rights upon retirement	2,844	2,628
Other non-current assets	2,928	2,818
Total other assets	1,322,239	1,346,165
Total assets	1,726,150	1,731,513
Current liabilities:
Accounts payable	24,077	35,235
Other current liabilities	41,116	41,124
Unearned revenues	25,140	18,068
Total current liabilities	90,333	94,427
Non-current liabilities
Employee rights upon retirement	4,437	4,188
Deferred tax liabilities	51,194	54,693
Unearned revenues - long-term	3,155	3,181
Other non-current liabilities	6,077	2,868
Total liabilities	155,196	159,357
Commitments and contingencies, see note 10
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 39,023 and 38,372 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	102	101
Additional paid-in capital	1,477,121	1,459,294
Retained earnings	94,167	112,503
Accumulated other comprehensive loss	(593)	(238)
Equity attributable to Stratasys Ltd.	1,570,797	1,571,660
Non-controlling interest	157	496
Total equity	1,570,954	1,572,156
Total liabilities and equity	$ 1,726,150	$ 1,731,513